Loans and Leases Receivable, Net	12 Months Ended
Mar. 31, 2012
Loans and Leases Receivable, Net:
Loans and Leases Receivable, Net

(4)	Loans Receivable, Net

Loans receivable, net, at March 31 consisted of the following:

	2012	2011

Residential Real Estate Loans	$97,807,917	$111,028,021
Consumer Loans	58,685,000	64,862,668
Commercial Business	9,552,575	13,529,957
Commercial Real Estate	276,317,897	306,955,623
Total Loans Held For Investment	442,363,389	496,376,269

Loans Held For Sale	2,671,771	5,166,234
Total Loans Receivable, Gross	445,035,160	501,542,503
Less:
Allowance For Loan Losses	14,615,198	12,501,800
Loans In Process	1,886,652	4,580,059
Deferred Loan Fees	22,704	(9,972)
	16,524,554	17,071,887
Total Loans Receivable, Net	$428,510,606	$484,470,616

Changes in the allowance for loan losses for the years ended March 31 are summarized as follows:

	2012	2011	2010

Balance At Beginning Of Year	$12,501,800	$12,307,394	$10,181,599
Provision For Loan Losses	8,650,000	7,800,000	8,155,000
Charge Offs	(6,643,834)	(8,116,667)	(6,067,509)
Recoveries	107,232	511,073	38,304
Total Allowance For Loan Losses	$14,615,198	$12,501,800	$12,307,394

The Company uses a risk based approach based on the following credit quality measures when analyzing the loan portfolio: pass, caution, special mention, and substandard. These indicators are used to rate the credit quality of loans for the purposes of determining the Company’s allowance for loan losses. Pass loans are loans that are performing and are deemed adequately protected by the net worth of the borrower or the underlying collateral value. These loans are considered the least risky in terms of determining the allowance for loan losses. Substandard loans are considered the most risky category. These loans typically have an identified weakness or weaknesses and are inadequately protected by the net worth of the borrower or collateral value. All loans 60 days or more past due are automatically classified in this category. The other two categories fall in between these two grades. The following tables list the loan grades used by the Company as credit quality indicators and the balance in each category at the dates presented, excluding loans held for sale.

	March 31, 2012
	Credit Quality Measures
	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$88,536,685	$-	$573,887	$8,697,345	$97,807,917
Consumer	57,113,676	159,805	27,604	1,383,915	58,685,000
Commercial Business	8,608,378	446,815	-	497,382	9,552,575
Commercial Real Estate	190,230,745	21,874,264	19,783,230	44,429,658	276,317,897
Total	$344,489,484	$22,480,884	$20,384,721	$55,008,300	$442,363,389

	March 31, 2011
	Credit Quality Measures
	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$104,826,411	$433,710	$379,036	$5,388,864	$111,028,021
Consumer	61,425,853	97,706	9,180	3,329,929	64,862,668
Commercial Business	12,059,761	6,285	-	1,463,911	13,529,957
Commercial Real Estate	230,031,130	10,786,846	30,462,062	35,675,585	306,955,623
Total	$408,343,155	$11,324,547	$30,850,278	$45,858,289	$496,376,269

The following table presents an age analysis of past due balances by category at March 31, 2012.

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$2,778,235	$742,345	$3,638,929	$7,159,509	$90,648,408	$97,807,917
Consumer	659,028	352,421	620,358	1,631,807	57,053,193	58,685,000
Commercial Business	174,420	209,418	20,808	404,646	9,147,929	9,552,575
Commercial Real Estate	18,332,136	4,682,891	18,378,165	41,393,192	234,924,705	276,317,897
Total	$21,943,819	$5,987,075	$22,658,260	$50,589,154	$391,774,235	$442,363,389

The following table presents an age analysis of past due balances by category at March 31, 2011.

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$1,799,800	$-	$1,809,881	$3,609,681	$107,418,340	$111,028,021
Consumer	2,673,973	196,958	1,194,171	4,065,102	60,797,566	64,862,668
Commercial Business	93,579	133,399	171,901	398,879	13,131,078	13,529,957
Commercial Real Estate	19,441,992	2,708,373	9,337,385	31,487,750	275,467,873	306,955,623
Total	$24,009,344	$3,038,730	$12,513,338	$39,561,412	$456,814,857	$496,376,269

At March 31, 2012 and 2011, the Company did not have any loans that were 90 days or more past due and still accruing interest. Our strategy is to work with our borrowers to reach acceptable payment plans while protecting our interests in the existing collateral.  In the event an acceptable arrangement cannot be reached, we may have to acquire these properties through foreclosure or other means and subsequently sell, develop, or liquidate them. The following table shows non-accrual loans by category at March 31, 2012 compared to March 31, 2011.

	At March 31, 2012		At March 31, 2011		$	%
	Amount	Percent (1)	Amount	Percent (1)	Increase (Decrease)	Increase (Decrease)
Non-accrual Loans:
Residential Real Estate	$ 3,638,929	0.8%	$ 1,809,881	0.4%	$ 1,829,048	101.1%
Commercial Business	20,808	-	171,901	-	(151,093)	(87.9)
Commercial Real Estate	18,378,165	4.2	9,337,385	1.9	9,040,780	96.8
Consumer	620,358	0.1	1,194,171	0.2	(573,813)	(48.1)
Total Non-accural Loans	$ 22,658,260	5.1%	12,513,338	2.5%	$ 10,144,922	81.1%

(1) PERCENT OF GROSS LOANS RECEIVABLE, NET OF DEFERRED FEES AND LOANS IN PROCESS AND LOANS HELD FOR SALE.

The following tables show the activity in the allowance for loan losses by category for the periods indicated.

	For the Year Ended March 31, 2012
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,702,864	$1,122,055	$924,149	$8,752,732	$12,501,800
Provision	789,365	1,570,350	114,169	6,176,116	8,650,000
Charge-Offs	(563,604)	(1,250,573)	(408,138)	(4,421,519)	(6,643,834)
Recoveries	-	56,279	14,675	36,278	107,232
Ending Balance	$1,928,625	$1,498,111	$644,855	$10,543,607	$14,615,198

	For the Year Ended March 31, 2011
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,944,257	$988,634	$678,728	$8,695,775	$12,307,394
Provision	644,032	649,542	539,264	5,967,162	7,800,000
Charge-Offs	(1,009,937)	(584,600)	(320,960)	(6,201,170)	(8,116,667)
Recoveries	124,512	68,479	27,117	290,965	511,073
Ending Balance	$1,702,864	$1,122,055	$924,149	$8,752,732	$12,501,800

The following tables present information related to impaired loans evaluated individually for impairment and collectively evaluated for impairment in the allowance for loan losses.

	Allowance For Loan Losses
March 31, 2012	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$155,000	$1,773,625	$1,928,625
Consumer	19,568	1,478,543	1,498,111
Commercial Business	148,610	496,245	644,855
Commercial Real Estate	1,313,670	9,229,937	10,543,607
Total	$1,636,848	$12,978,350	$14,615,198

	Allowance For Loan Losses
March 31, 2011	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$-	$1,702,864	$1,702,864
Consumer	41,100	1,080,955	1,122,055
Commercial Business	240,648	683,501	924,149
Commercial Real Estate	490,728	8,262,004	8,752,732
Total	$772,476	$11,729,324	$12,501,800

The following tables present information related to impaired loans evaluated individually for impairment and collectively evaluated for impairment in loans receivable for the periods indicated.

	Loans Receivable
March 31, 2012	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$3,544,061	$94,263,856	$97,807,917
Consumer	1,849,046	56,835,954	58,685,000
Commercial Business	172,362	9,380,213	9,552,575
Commercial Real Estate	35,231,717	241,086,180	276,317,897
Total	$40,797,186	$401,566,203	$442,363,389

	Loans Receivable
March 31, 2011	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$2,278,966	$108,749,055	$111,028,021
Consumer	1,436,829	63,425,839	64,862,668
Commercial Business	770,011	12,759,946	13,529,957
Commercial Real Estate	28,811,862	278,143,761	306,955,623
Total	$33,297,668	$463,078,601	$496,376,269

Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired management measures impairment and records the loan at fair value. Fair value is estimated using one of the following methods: fair value of the collateral less estimated costs to sale, discounted cash flows, or market value of the loan based on similar debt. The fair value of the collateral less estimated costs to sell is the most frequently used method. Typically, the Company reviews the most recent appraisal and if it is over 24 months old will request a new third party appraisal. Depending on the particular circumstances surrounding the loan, including the location of the collateral, the date of the most recent appraisal and the value of the collateral relative to the recorded investment in the loan, management may order an independent appraisal immediately or, in some instances, may elect to perform an internal analysis.

The average balance of impaired loans was $34.3 million for year ended March 31, 2012 compared to $37.2 million in the prior year. The following tables are a summary of information related to impaired loans as of March 31, 2012 and 2011.

	March 31, 2012
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

With No Related Allowance Recorded:
Residential Real Estate	$2,201,560	$2,456,960	$-	$2,066,066	$65,818
Consumer Loans	1,829,478	1,879,478	-	2,398,298	86,180
Commercial Business	23,752	47,752	-	294,894	1,677
Commercial Real Estate	27,425,873	29,175,328	-	24,020,047	1,186,679

With An Allowance Recorded:
Residential Real Estate	1,342,501	1,954,501	155,000	586,109	6,137
Consumer Loans	19,568	60,668	19,568	28,181	-
Commercial Business	148,610	148,610	148,610	207,135	5,608
Commercial Real Estate	7,805,844	9,945,912	1,313,670	4,687,210	228,483

Total
Residential Real Estate	3,544,061	4,411,461	155,000	2,652,175	71,955
Consumer Loans	1,849,046	1,940,146	19,568	2,426,479	86,180
Commercial Business	172,362	196,362	148,610	502,029	7,285
Commercial Real Estate	35,231,717	39,121,240	1,313,670	28,707,257	1,415,162
Total	$40,797,186	$45,669,209	$1,636,848	$34,287,940	$1,580,582

	March 31, 2011
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

With No Related Allowance Recorded:
Residential Real Estate	$2,278,966	$2,683,966	$-	$1,458,882	$51,267
Consumer Loans	1,376,161	1,583,160	-	729,889	56,764
Commercial Business	499,481	499,481	-	327,785	14,790
Commercial Real Estate	26,387,167	27,948,568	-	30,244,873	1,361,177

With An Allowance Recorded:
Residential Real Estate	-	-	-	41,879	-
Consumer Loans	60,668	60,668	41,100	124,089	-
Commercial Business	270,530	270,530	240,648	207,073	4,833
Commercial Real Estate	2,424,695	2,614,695	490,728	4,018,967	44,337

Total
Residential Real Estate	2,278,966	2,683,966	-	1,500,761	51,267
Consumer Loans	1,436,829	1,643,828	41,100	853,978	56,764
Commercial Business	770,011	770,011	240,648	534,858	19,623
Commercial Real Estate	28,811,862	30,563,263	490,728	34,263,840	1,405,514
Total	$33,297,668	$35,661,068	$772,476	$37,153,437	$1,533,168

A TDR is a restructuring in which the Bank, for economic or legal reasons related to a borrower’s financial difficulties, grant a concession to a borrower that it would not otherwise consider.  The Bank grants such concessions to reassess the borrower’s financial status and develop a plan for repayment.  TDRs included in impaired loans at March 31, 2012 and 2011 amounted to $18.0 million and $12.2 milion, respectively.

As a result of adopting the amendments in ASU 2011-02, management reassessed all restructurings that occurred on or after the beginning of the fiscal year of adoption (April 1, 2011) to determine whether they are considered TDRs under the amended guidance.  Management identified as TDRs certain loans for which the allowance for loan losses had previously been measured under a general allowance methodology. Upon identifying those loans as TDRs, management identified them as impaired under the guidance in ASC 310-10-35. The amendments in ASU 2011-02 require prospective application of the impairment measurement guidance in ASC 310-10-35 for those loans newly identified as impaired. At the end of the first interim period of adoption (September 30, 2011), the recorded investment in loans for which the allowance was previously measured under a general allowance methodology and are now impaired under ASC 310-10-35 was $11.8 million, and the allowance for loan losses associated with those loans, on the basis of a current evaluation of loss was $215,000.

	For the Year Ended March 31, 2012
Troubled Debt Restructurings	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Residential Real Estate	-	$-	$-
Consumer Loans	1	15,358	15,358
Commercial Business	-	-	-
Commercial Real Estate	14	11,988,576	11,988,576
Total	15	$12,003,934	$12,003,934

During the year ended March 31, 2012, the Bank modified 15 loans that were considered to be TDRs. The modification for these loans consisted of lowering the interest rate.

During the year ended March 31, 2012, six loans that had been previously restructured were in default. However, there were no loans restructured during the previous twelve months that subsequently defaulted during the year ended March 31, 2012. The Bank considers any loan 30 days or more past due to be in default.